Appendix 1 Enel Americas Group Entities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Schedule of Percentage of Control in Subsidiaries

Taxpayer ID No.	Company	Country	Functional Currency	12/31/2021			12/31/2020
				Direct	Indirect	Total	Direct	Indirect	Total
Foreign	Central Dock Sud S.A.	Argentina	Argentine peso	-	70.24%	70.24%	-	70.24%	70.24%
Foreign	Compañía de Transmisión del Mercosur S.A. - CTM	Argentina	Argentine peso	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Distrilec Inversora S.A.	Argentina	Argentine peso	51.50%	-	51.50%	51.50%	-	51.50%
Foreign	Empresa Distribuidora Sur S.A. - Edesur	Argentina	Argentine peso	-	99.45%	99.45%	-	99.45%	99.45%
Foreign	Enel Argentina S.A.	Argentina	Argentine peso	99.92%	-	99.92%	99.92%	-	99.92%
Foreign	Enel Trading Argentina S.R.L.	Argentina	Argentine peso	55.00%	45.00%	100.00%	55.00%	45.00%	100.00%
Foreign	Enel Generación Costanera S.A.	Argentina	Argentine peso	-	75.68%	75.68%	-	75.68%	75.68%
Foreign	Enel Generación El Chocón S.A.	Argentina	Argentine peso	-	67.67%	67.67%	-	67.67%	67.67%
Foreign	Hidroinvest S.A.	Argentina	Argentine peso	41.94%	54.76%	96.70%	41.94%	54.76%	96.70%
Foreign	Inversora Dock Sud S.A.	Argentina	Argentine peso	57.14%	-	57.14%	57.14%	-	57.14%
Foreign	Transportadora de Energía S.A. - TESA	Argentina	Argentine peso	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Green Power Argentina S.A.	Argentina	Argentine peso	99.24%	0.76%	100.00%	-	-	-
77.333.234-7	ESSA2 S.P.A.	Chile	U.S. Dollar	100.00%	-	100.00%	-	-	-
76.802.942-3	Energia y Servicios South America S.P.A.	Chile	U.S. Dollar	100.00%	-	100.00%	-	-	-
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A. - Codensa	Colombia	Colombian Peso	48.30%	-	48.30%	48.30%	-	48.30%
Foreign	Emgesa S.A. E.S.P.	Colombia	Colombian Peso	48.48%	-	48.48%	48.48%	-	48.48%
Foreign	Inversora Codensa S.A.S.	Colombia	Colombian Peso	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Sociedad Portuaria Central Cartagena S.A.	Colombia	Colombian Peso	-	99.99%	99.99%	-	99.99%	99.99%
Foreign	Enel X Colombia S.A.S	Colombia	Colombian Peso	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Bogotá ZE S.A.S.	Colombia	Colombian Peso	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Fontibon ZE S.A.S.	Colombia	Colombian Peso	-	100.00%	100.00%	-	-	-
Foreign	USME ZE S.A.S	Colombia	Colombian Peso	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Colombia S.A.S E.S.P.	Colombia	Colombian Peso	100.00%	-	100.00%	-	-	-
Foreign	EGP Fotovoltaica La Loma S.A.S under liquidation	Colombia	Colombian Peso	-	100.00%	100.00%	-	-	-
Foreign	Guayepo Solar S.A.S.	Colombia	Colombian Peso	-	100.00%	100.00%	-	-	-
Foreign	Latamsolar Fotovoltaica Fundación S.A.S.	Colombia	Colombian Peso	-	100.00%	100.00%	-	-	-
Foreign	Atlantico Photovoltaic S.A.S. ESP	Colombia	Colombian Peso	-	100.00%	100.00%	-	-	-
Foreign	Enel Peru S.A.C.	Peru	Peruvian Sol	100.00%	-	100.00%	100.00%	-	100.00%
Foreign	Chinango S.A.C.	Peru	Peruvian Sol	-	80.00%	80.00%	-	80.00%	80.00%
Foreign	Enel Generación Peru S.A.A.	Peru	Peruvian Sol	-	83.60%	83.60%	-	83.60%	83.60%
Foreign	Enel Distribución Peru S.A.A.	Peru	Peruvian Sol	-	83.15%	83.15%	-	83.15%	83.15%
Foreign	Enel Generación Piura S.A.	Peru	Peruvian Sol	-	96.50%	96.50%	-	96.50%	96.50%
Foreign	Enel X Peru S.A.C.	Peru	Peruvian Sol	-	99.99%	99.99%	-	99.99%	99.99%
Foreign	Compañía Energética Veracruz S.A.C.	Peru	Peruvian Sol	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Green Power Peru S.A. (USD)	Peru	U.S. Dollar	100.00%	-	100.00%	-	-	-
Foreign	Empresa de Generación Eléctrica Los Pinos S.A.	Peru	Peruvian Sol	-	100.00%	100.00%	-	-	-
Foreign	Empresa De Generacion Electrica Marcona S.A.C.	Peru	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Energetica Monzón S.A.C.	Peru	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Guatemala, S.A.	Guatemala	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Generadora de Occidente, Ltda.	Guatemala	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Generadora Montecristo, S.A.	Guatemala	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Renovables de Guatemala, S.A.	Guatemala	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Transmisora de Energia Renovable, S.A.	Guatemala	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Tecnoguat, S.A.	Guatemala	U.S. Dollar	-	75.00%	75.00%	-	-	-
Foreign	Enel Green Power Panamá, S.R.L.	Panama	U.S. Dollar	0.03%	99.97%	100.00%	-	-	-
Foreign	Enel Fortuna S.A.	Panama	U.S. Dollar	-	50.06%	50.06%	-	-	-
Foreign	Enel Solar, S.R.L.	Panama	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Generadora Eolica Alto Pacora, S.A.	Panama	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Generadora Solar Tole, S.A.	Panama	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Llano Sanchez Solar Power One, S.A.	Panama	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Generadora Solar Austral, S.A.	Panama	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Jaguito Solar 10MW, S.A.	Panama	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Progreso Solar 20MW, S.A.	Panama	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Generadora Solar El Puerto, S.A.	Panama	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Generadora Solar de Occidente, S.A.	Panama	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Costa Rica S.A.	Costa Rica	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	Energia Global Operaciones S.A.	Costa Rica	U.S. Dollar	-	100.00%	100.00%	-	-	-
Foreign	PH Chucás S.A. (2)	Costa Rica	U.S. Dollar	-	65.00%	65.00%	-	-	-
Foreign	PH Don Pedro S.A. (2)	Costa Rica	U.S. Dollar	-	33.44%	33.44%	-	-	-
Foreign	PH Rio Volcan S.A. (2)	Costa Rica	U.S. Dollar	-	34.32%	34.32%	-	-	-
Foreign	Enel Uruguay S.A. (1)	Uruguay	U.S. Dollar	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Distribución Río S.A.	Brazil	Brazilian Real	-	99.73%	99.73%	-	99.73%	99.73%
Foreign	EGP Cachoeira Dourada S.A.	Brazil	Brazilian Real	-	99.75%	99.75%	-	99.75%	99.75%

(1)	In 2020, Nuxer Trading S.A. changed its name to Enel Uruguay S.A.
(2)	As a result of its distribution of shares and structure, Enel Américas has a controlling interest in the companies PH Chucás S.A. of 99.50%, PH Don Pedro S.A. of 99.46% and PH Volcán S.A. of 99.15%.

Taxpayer ID No.	Company	Country	Functional Currency	12-31-2021			12-31-2020
				Direct	Indirect	Total	Direct	Indirect	Total
Foreign	Enel Generación Fortaleza S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Cien S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Distribución Ceará S.A.	Brazil	Brazilian Real	-	74.05%	74.05%	-	74.05%	74.05%
Foreign	Enel Brazil S.A.	Brazil	Brazilian Real	100.00%	-	100.00%	100.00%	-	100.00%
Foreign	Enel X Brazil S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Distribución Goias S.A.	Brazil	Brazilian Real	-	99.96%	99.96%	-	99.96%	99.96%
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Green Power Proyectos I (Volta Grande) S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Luz de Angra Energía S.A.	Brazil	Brazilian Real	-	51.00%	51.00%	-	51.00%	51.00%
Foreign	Central Generadora Fotovoltaica Sao Francisco Ltda.	Brazil	Brazilian Real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Tecnología de Redes S.A.	Brazil	Brazilian Real	-	-	-	-	100.00%	100.00%
Foreign	Enel Trading Brazil S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Green Power Desenvolvimento Ltda.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Alvorada Energia S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Apiacas Energia S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Alba Energia Ltda.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Bondia Energia Ltda.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Gonçalo 4 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Gonçalo 2 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Sao Gonçalo 22 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Gonçalo 5 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Gonçalo 1 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Gonçalo 21 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Gonçalo 10 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Gonçalo 3 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 4 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 19 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Esperança 13 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 5 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 8 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 3 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 11 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 7 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 6 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 15 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 14 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 9 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 17 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 21 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Angela 1 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Angela 2 S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 10 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela 20 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Zeus II - Delfina 8 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Esperanca 15 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Esperança 17 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Central Geradora Fotovoltaica Bom Nome Ltda.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Parque Eolico Palmas Dos Ventos Ltda.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Boa Vista 01 Ltda.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Zeus Sul 1 Ltda.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enelpower do Brazil Ltda.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Gonçalo 6 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela Energias Renováveis S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Cumaru 01 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Cumaru 02 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Cumaru 03 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Cumaru 04 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Cumaru 05 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Gonçalo 07 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-

Taxpayer ID No.	Company	Country	Functional Currency	12-31-2021			12-31-2020
				Direct	Indirect	Total	Direct	Indirect	Total
Foreign	Enel Green Power São Gonçalo 08 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Gonçalo 11 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Gonçalo 12 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Esperança 08 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Esperança 16 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Esperança 21 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Esperança 22 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Esperança 25 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Esperança 26 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Ângela ACL 12 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Angela Acl 13 S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Angela Acl 16 S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Angela Acl 18 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Isamu Ikeda Energia S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Cumaru Participacoes S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Lagoa Participações S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Aroeira 09 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Esperança Participações S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Primavera Energia S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Quatiara Energia S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de São Roque 01 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de São Roque 02 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de São Roque 04 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de São Roque 08 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de São Roque 11 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de São Roque 16 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de São Roque 17 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de São Roque 18 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Sao Goncalo 14 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Sao Goncalo 15 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Sao Goncalo 19 S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Gonçalo 18 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Sao Goncalo 17 S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Fontes dos Ventos 2 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Socibe Energia S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Fontes Dos Ventos 3 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de São Roque 22 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de São Roque 26 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de São Roque 29 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de São Roque 13 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de São Roque 19 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Micael 04 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Esperança 1 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos De Santa Esperança Energias Renováveis S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Micael 02 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de Santa Esperança 7 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Micael 03 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power São Micael 01 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Cumaru Solar 01 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Cumaru Solar 02 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de Santa Esperanca 3 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Cristal Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Ventos de Sao Roque Energias Renovaveis S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Sao Judas Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Fotons de Santo Anchieta Energias Renovaveis S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Primavera Eolica S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de Santo Orestes 1 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de Santo Orestes 2 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Zeus Sul 2 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Lagoa Do Sol 01 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-

Taxpayer ID No.	Company	Country	Functional Currency	12-31-2021			12-31-2020
				Direct	Indirect	Total	Direct	Indirect	Total
Foreign	Enel Green Power Ventos de Sao Roque 03 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Lagoa Do Sol 03 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de Sao Roque 05 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Lagoa Do Sol 04 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Emiliana Eolica S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de Sao Roque 07 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Joana Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Sao Micael 05 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Pau Ferro Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Pedra Do Geronimo Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Tacaico Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Jade Energia Ltda.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Lagoa Do Sol 02 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Cerrado Solar S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Brejolandia Solar S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Esperanca Solar S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Fontes Solar S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ventos de Sao Roque 06 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Lagoa II Participacoes S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Morro do Chapéu Solar 01 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Lagoa III Participacoes S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Lagoa do Sol 05 S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Lagoa do Sol 06 S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Lagoa do Sol 07 S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Ventos De Santo Orestes Energias Renovaveis S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Modelo I Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Modelo II Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Aroeira 04 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Aroeira 03 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Aroeira 08 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Fontes II Participacoes S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Cabeca De Boi S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Dois Riachos Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Fazenda S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Salto Apiacás S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Aroeira 07 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Aroeira 06 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Aroeira 05 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Aroeira 01 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Aroeira 02 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Damascena Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Esperanca Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Manicoba Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Solucoes Energeticas Ltda.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Delfina A Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Delfina B Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Delfina C Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Delfina D Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Delfina E Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ituverava Norte Solar S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ituverava Sul Solar S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Ituverava Solar S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Boa Vista Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Morro Do Chapeu I Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Morro Do Chapeu II Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Sao Abraao Eolica S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Mourao S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Paranapanema S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Horizonte MP Solar S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Novo Lapa 03 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Novo Lapa 06 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Novo Lapa 07 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Novo Lapa 08 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Novo Lapa 01 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Novo Lapa 02 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Novo Lapa 04 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Novo Lapa 05 S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Lagoa do Sol 08 S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Lagoa do Sol 09 S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Fazenda Aroeira Empreendimento de Energia Ltda.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Nova Olinda 01 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Nova Olinda 07 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Nova Olinda 05 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Nova Olinda 09 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Nova Olinda 04 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Nova Olinda 02 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Nova Olinda 03 S.A.	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Nova Olinda 06 S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-
Foreign	Enel Green Power Nova Olinda 08 S.A	Brazil	Brazilian Real	-	100.00%	100.00%	-	-	-